Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure
Income Taxes
Federated files a consolidated federal income tax return. Financial statement tax expense is determined under the liability method.
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2013	2012	2011
Current:
Federal	$66,408	$78,422	$67,662
State	6,849	7,430	6,426
Foreign	190	6	(56)
	73,447	85,858	74,032
Deferred:
Federal	18,220	23,143	15,996
State	1,347	1,878	1,291
Foreign	(354)	4	(31)
Total	$92,660	$110,883	$91,288

The federal net tax effects of timing differences exceeding 5% of the respective year’s pretax income at the statutory federal income tax rate included in Income tax provision on the Consolidated Statements of Income were as follows: $(19.3) million, $(19.7) million and $(18.7) million related to intangible assets in 2013, 2012 and 2011, respectively; $5.1 million related to the accrued incentive compensation in 2011.
The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2013	2012	2011
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.2	2.1	2.1
Other	(1.0)	0.0	0.6
Effective tax rate (excluding noncontrolling interests)	36.2	37.1	37.7
Income attributable to noncontrolling interests	(0.4)	(1.2)	(0.6)
Effective tax rate per Consolidated Statements of Income	35.8%	35.9%	37.1%

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2013	2012
Deferred Tax Assets
Tax net operating losses	$17,017	$16,781
Compensation related	12,840	9,848
Unrealized losses	1,771	3,912
Realized capital losses	0	3,678
Other	3,958	2,691
Total deferred tax assets	35,586	36,910
Valuation allowance	(16,729)	(20,069)
Total deferred tax asset, net of valuation allowance	$18,857	$16,841
Deferred Tax Liabilities
Intangible assets	$112,923	$92,823
Property and equipment	8,770	8,134
State taxes	6,316	5,156
Deferred sales commissions	5,508	4,927
Other	3,755	4,346
Total gross deferred tax liability	$137,272	$115,386
Net deferred tax liability	$118,415	$98,545

At December 31, 2013, Federated had deferred tax assets related to state and foreign tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $17.0 million, which will expire through 2033. A valuation allowance has been recognized for $15.1 million (or 99%) of the deferred tax asset for state tax net operating losses, and for $1.6 million (or 91%) of the deferred tax asset for foreign tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses.
At December 31, 2012, Federated had deferred tax assets related to state and foreign tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $16.8 million, which will expire through 2032. A valuation allowance has been recognized for $14.8 million (or 99%) of the deferred tax asset for state tax net operating losses, and for $1.8 million (or 95%) of the deferred tax asset for foreign tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses.
In addition, at December 31, 2012, Federated had recorded deferred tax assets resulting from capital losses on certain previously held investments in Collateralized Debt Obligations and other investments. The carry-forward period for capital losses, once recognized, is five years. At that time, management believed it was more likely than not that Federated would not fully realize these deferred tax assets in the future and therefore had a related valuation allowance balance of $3.5 million at December 31, 2012. As of December 31, 2013, sufficient capital gains had been recognized to offset the capital loss carry-forwards, thereby resulting in the elimination of the corresponding deferred tax assets and the related valuation allowance.
Federated and its subsidiaries file annual income tax returns in the U.S. federal jurisdiction, various U.S. state and local jurisdictions, and in certain foreign jurisdictions. Based upon its review of these filings, there were no material unrecognized tax benefits as of December 31, 2013 or 2012. Therefore, there were no material changes during 2013, and no reasonable possibility of a significant increase or decrease in unrecognized tax benefits within the next twelve months.